Income Taxes - Unrecognized Tax Benefits (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2015		Dec. 31, 2014	Dec. 31, 2013
Reconciliation of Unrecognized Tax Benefits, Excluding Amounts Pertaining to Examined Tax Returns [Roll Forward]
Total unrecognized tax benefits as of January 1	$ 39		$ 26	$ 24
Gross amounts of decreases in unrecognized tax benefits as a result of adjustments to tax provisions taken during the prior period	0		(1)	(1)
Gross amounts of increases in unrecognized tax benefits as a result of tax positions taken during the current period	0		15	5
Reduction to unrecognized tax benefits as a result of a lapse of the applicable statute of limitations	(32)	[1]	(1)	(2)
Total unrecognized tax benefits as of December 31	7		39	26
Total unrecognized tax benefits, if recognized, that would impact the effective tax rate	0		39	26
Total amount of interest and penalties recognized in the Consolidated Statements of Operations	1	[1]	2	2
Total amount of interest and penalties recognized in the Consolidated Balance Sheets	$ 0		$ 8	$ 6

[1]	Recorded pursuant to the tax matters agreement.